Loans, Allowance for Loan Losses and Credit Quality - Summary of Average Recorded Investment and Interest Income recognized on Impaired Loans (Detail) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Financing Receivable Impaired [Line Items]
Impaired loans, Average recorded investment	$ 5,023	$ 5,166	$ 4,728	$ 6,131
Impaired loans, Ending recorded investment	4,560	4,792	4,507	5,562
Impaired loans, Interest income	92	86	141	162
Home Equity Lines of Credit
Financing Receivable Impaired [Line Items]
Impaired loans, Average recorded investment	248	100	100	100
Impaired loans, Ending recorded investment	319	100	100	100
Impaired loans, Interest income	3	3	6	6
Commercial Loans
Financing Receivable Impaired [Line Items]
Impaired loans, Average recorded investment	370	288	268	498
Impaired loans, Ending recorded investment	422	269	262	301
Impaired loans, Interest income	9	5	9	15
Consumer Loans
Financing Receivable Impaired [Line Items]
Impaired loans, Average recorded investment	171	100	60	116
Impaired loans, Ending recorded investment	27	63	54	87
Impaired loans, Interest income	3	2	3	1
Mortgage Loans on Real Estate
Financing Receivable Impaired [Line Items]
Impaired loans, Average recorded investment	4,234	4,678	4,300	5,417
Impaired loans, Ending recorded investment	3,792	4,360	4,091	5,074
Impaired loans, Interest income	77	76	123	140
Mortgage Loans on Real Estate | Residential Real Estate
Financing Receivable Impaired [Line Items]
Impaired loans, Average recorded investment	1,810	2,260	2,020	2,209
Impaired loans, Ending recorded investment	1,298	2,003	2,008	2,611
Impaired loans, Interest income	13	26	23	50
Mortgage Loans on Real Estate | Commercial Real Estate
Financing Receivable Impaired [Line Items]
Impaired loans, Average recorded investment	2,269	2,252	2,117	3,027
Impaired loans, Ending recorded investment	2,342	2,194	1,925	2,295
Impaired loans, Interest income	60	46	92	80
Mortgage Loans on Real Estate | Construction and Land Development
Financing Receivable Impaired [Line Items]
Impaired loans, Average recorded investment	155	166	163	181
Impaired loans, Ending recorded investment	152	163	158	168
Impaired loans, Interest income	$ 4	$ 4	$ 8	$ 10